Term Borrowings (Schedule Of Annual Principal Repayment Requirements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Term Borrowings [Abstract]
2012	$ 158
2013	350,158
2014	158
2015	804,158
2016	250,158
2017 and after	$ 942,758